Changes in the Group structure - Divestment projects (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Divestment projects
Asset classified as held for sale	$ 421	$ 421	$ 1,288
Liabilities classified as held for sale	328	$ 330	$ 795
UK North Sea non-core assets
Divestment projects
Asset classified as held for sale	421
Liabilities classified as held for sale	$ 328